FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL DEBT
Schedule of current and non-current financial debt

	As of December 31,
	2020	2019
Current
Bank overdrafts - principal	3,953	13,219
Securities’ caution - principal	—	419
Bank and other financial entities loans – principal	7,618	18,379
Notes – principal	13,789	—
NDF (Note 22)	516	491
Loans for purchase of equipment	2,456	2,042
Accrued interest and related expenses	13,270	13,481
	41,602	48,031
Non-current
Notes – principal	56,533	55,171
Bank and other financial entities loans – principal	73,445	77,173
NDF (– Note 22)	11	19
Loans for purchase of equipment	4,160	3,663
Accrued interest and related expenses	24,449	22,871
	158,598	158,897
Total financial debt	200,200	206,928